Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2016	2015	2014
Numerator:
Net income available to common shareholders	$86,135	$81,012	$83,957
Denominator:
Weighted-average common shares outstanding	15,332,553	15,364,281	15,394,971
Effect of dilutive performance-based restricted stock units	72,607	40,459	18,861
Weighted-average common shares outstanding adjusted for the effect of dilutive performance-based restricted stock units	15,405,160	15,404,740	15,413,832
Earnings per common share:
Basic earnings per common share	$5.62	$5.27	$5.45
Diluted earnings per common share	$5.59	$5.26	$5.45